Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our management and Board recognise the critical
importance that a robust cybersecurity programme and
processes play in maintaining the integrity of CCEP’s business applications and data. Our Chief Information Officer (CIO)
and Chief Information Security Officer (CISO) lead our
cybersecurity programme and regularly report to our Audit
Committee and Board on cybersecurity matters, through
which we assess, identify and manage material risks from
cybersecurity threats. We seek to promote a cybersecurity
culture in which everyone feels a responsibility to prevent
cyber attacks.

Our processes for detecting, monitoring and addressing cybersecurity threats and incidents, and for ensuring timely compliance with applicable reporting requirements, include the following:

■Established risk-based cyber strategy. Regular
reporting of cyber risks and risk mitigation to the ELT,
Audit Committee and Board
■Conducting regular training and awareness on
information security and data privacy for employees,
including regular phishing exercises. This is in addition
to simulations run with the ELT and local leadership
teams on their ability to respond to cyber incidents
■Business Continuity Planning (BCP) and disaster
recovery (DR) programmes, including regular testing
of recovery capabilities, and separate internal and
external assessments of security controls to identify
potential vulnerabilities
■Threat vulnerability management and threat
intelligence: proactive monitoring of cyber threats
and events and implementation of preventative
measures are executed by operating a 24/7 security
event logging and management system through a
Global Security Operations Centre

■Implementation of a hardware and software
lifecycle
■Third party risk assessments for certain key vendors
to support third party risk management
■Data Privacy Office including data governance and
information classification and handling
■IT change management processes to provide
reasonable assurance that only appropriate,
tested and approved changes are implemented
into our IT landscape
■Monthly Information Security Committee meetings
which bring IT experts and governance teams
together into a single forum to review, prevent,
detect and monitor threats, incidents and responses
thereto
■Internal audit performs independent risk-based
audits to assess governance and oversight and test
effectiveness of controls over critical cyber activities

Our cybersecurity policies, standards, processes and
practices are integrated into our risk management framework, which addresses the principal risks we face as a business
and how we identify, assess and manage them. In addition,
our security team utilises a risk analysis standard from the
Information Security Forum (ISF), which is aligned with
industry best practice standards to identify and assess IT
security risks as well as numerous ISF controls and checks.
Relevant cybersecurity incidents and threats are escalated
to the corporate Incident Management Team (IMT) and
communicated in a timely manner to our Disclosure
Committee, consisting of the Chairman, CEO, CFO, General
Counsel and Company Secretary and VP Investor Relations
& Corporate Strategy. The Disclosure Committee is
responsible for reviewing and making the determination
regarding materiality and public disclosures pursuant to the
SEC and exchange listing rules.
We use third party experts to support on certain aspects of
our cybersecurity programme but maintain internal
leadership and oversight of all, including in connection with our risk processes. We work with other bottlers and partners such as TCCC to share insights on potential threats.
We also monitor third party service providers through:

An internal controls assessment of our third party control framework	Governance and performance through reporting requirements for major vendors

Procurement third party risk management processes
Identification and oversight by our CISO, supported by
our Business Threat Intelligence team, of risks
associated with those third party service providers
that are relevant to our Business Process and
Technology (BPT) function

Improvements in researching the emerging threat landscape	Improving the security of our external attack surface

Conducting due diligence into peers and trading partners

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our management and Board recognise the critical
importance that a robust cybersecurity programme and
processes play in maintaining the integrity of CCEP’s business applications and data. Our Chief Information Officer (CIO)
and Chief Information Security Officer (CISO) lead our
cybersecurity programme and regularly report to our Audit
Committee and Board on cybersecurity matters, through
which we assess, identify and manage material risks from
cybersecurity threats. We seek to promote a cybersecurity
culture in which everyone feels a responsibility to prevent
cyber attacks.

Our processes for detecting, monitoring and addressing cybersecurity threats and incidents, and for ensuring timely compliance with applicable reporting requirements, include the following:

■Established risk-based cyber strategy. Regular
reporting of cyber risks and risk mitigation to the ELT,
Audit Committee and Board
■Conducting regular training and awareness on
information security and data privacy for employees,
including regular phishing exercises. This is in addition
to simulations run with the ELT and local leadership
teams on their ability to respond to cyber incidents
■Business Continuity Planning (BCP) and disaster
recovery (DR) programmes, including regular testing
of recovery capabilities, and separate internal and
external assessments of security controls to identify
potential vulnerabilities
■Threat vulnerability management and threat
intelligence: proactive monitoring of cyber threats
and events and implementation of preventative
measures are executed by operating a 24/7 security
event logging and management system through a
Global Security Operations Centre

■Implementation of a hardware and software
lifecycle
■Third party risk assessments for certain key vendors
to support third party risk management
■Data Privacy Office including data governance and
information classification and handling
■IT change management processes to provide
reasonable assurance that only appropriate,
tested and approved changes are implemented
into our IT landscape
■Monthly Information Security Committee meetings
which bring IT experts and governance teams
together into a single forum to review, prevent,
detect and monitor threats, incidents and responses
thereto
■Internal audit performs independent risk-based
audits to assess governance and oversight and test
effectiveness of controls over critical cyber activities

Our cybersecurity policies, standards, processes and
practices are integrated into our risk management framework, which addresses the principal risks we face as a business
and how we identify, assess and manage them.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board has overall responsibility for risk management and internal control procedures, including determining the nature and extent of the risks the Company is willing to take, and
ensuring that risk is managed effectively.
CCEP’s internal controls aim to mitigate financial, operational, reporting and compliance risk. They are designed to manage
risk rather than eliminate it.
To discharge its responsibility in a manner that complies
with law and regulation and promotes effective and efficient operation, the Board has established clear operating
procedures, lines of responsibility and delegated authority.
The Audit Committee has specific responsibility for
reviewing the internal control policies and procedures
associated with the identification, assessment and
reporting of principal and emerging risks to check they
are adequate and effective.
Our internal control processes include:
■Board approval for significant projects, transactions
and corporate actions
■Either senior management or Board approval for all
major expenditure at the appropriate stages of each
transaction
■Regular reporting covering both technical progress and
our financial affairs
■Board review, identification, evaluation and management
of significant risks
In addition to having a dedicated cybersecurity team
concerned with day to day cybersecurity operations,
cybersecurity is also a critical area of focus at both our
executive and Board levels, which helps ensure that the
Board executes its oversight of cyber risks and that we
consider security risks in our business strategy.
Our cybersecurity processes for managing and assessing
cybersecurity risks, as described above, are managed and
overseen by our Information Security Committee, which
comprises the CIO, the CCO, the Chief Data Privacy Officer
and other senior management members, and is
coordinated by our CISO who has been in the business for
the past seven years, with 20 years’ experience in
cybersecurity and information security management. In
addition, our CIO chairs the Information Security
Committee, helping to steer it in implementing effective
processes in response to information security threats and
risks. Our Information Security Committee meets at least
monthly to oversee, discuss and manage cybersecurity
including topics such as but not limited to data privacy and
Business Continuity and Resilience based on internal and
external sources of information. Through these processes
and ongoing communications, the Board via the Audit
Committee is informed about and monitors the prevention,
detection, mitigation and remediation of cybersecurity
threats and incidents in real time.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of its general risk oversight function, the Audit
Committee oversees CCEP’s management of cybersecurity
risk on behalf of the Board. The Committee receives regular
updates from management on cybersecurity risks and our
efforts to manage those risks, including reports on a
biannual basis and more frequently as deemed appropriate
by our CIO and regular receipt of feedback on the
effectiveness of implementing cybersecurity awareness
within Company culture as a whole, such as the results of
implementing employee training and phishing simulations.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of its general risk oversight function, the Audit
Committee oversees CCEP’s management of cybersecurity
risk on behalf of the Board. The Committee receives regular
updates from management on cybersecurity risks and our
efforts to manage those risks, including reports on a
biannual basis and more frequently as deemed appropriate
by our CIO and regular receipt of feedback on the
effectiveness of implementing cybersecurity awareness
within Company culture as a whole, such as the results of
implementing employee training and phishing simulations.

Cybersecurity Risk Role of Management [Text Block]	In addition to having a dedicated cybersecurity team
concerned with day to day cybersecurity operations,
cybersecurity is also a critical area of focus at both our
executive and Board levels, which helps ensure that the
Board executes its oversight of cyber risks and that we
consider security risks in our business strategy.
Our cybersecurity processes for managing and assessing
cybersecurity risks, as described above, are managed and
overseen by our Information Security Committee, which
comprises the CIO, the CCO, the Chief Data Privacy Officer
and other senior management members, and is
coordinated by our CISO who has been in the business for
the past seven years, with 20 years’ experience in
cybersecurity and information security management. In
addition, our CIO chairs the Information Security
Committee, helping to steer it in implementing effective
processes in response to information security threats and
risks. Our Information Security Committee meets at least
monthly to oversee, discuss and manage cybersecurity
including topics such as but not limited to data privacy and
Business Continuity and Resilience based on internal and
external sources of information. Through these processes
and ongoing communications, the Board via the Audit
Committee is informed about and monitors the prevention,
detection, mitigation and remediation of cybersecurity
threats and incidents in real time.
As part of its general risk oversight function, the Audit
Committee oversees CCEP’s management of cybersecurity
risk on behalf of the Board. The Committee receives regular
updates from management on cybersecurity risks and our
efforts to manage those risks, including reports on a
biannual basis and more frequently as deemed appropriate
by our CIO and regular receipt of feedback on the
effectiveness of implementing cybersecurity awareness
within Company culture as a whole, such as the results of
implementing employee training and phishing simulations.
Information regarding cyber risks and cyber risk
management is reported to the Audit Committee, and
subsequently communicated to the whole Board during the
summary of Committee reports. One member of the Board
who sits on the Audit Committee has specific responsibility
for cybersecurity. In 2025, the Audit Committee was
presented with detailed information on cybersecurity
and internal controls, including improvements made in
researching the emerging cyber risk landscape.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity processes for managing and assessing
cybersecurity risks, as described above, are managed and
overseen by our Information Security Committee, which
comprises the CIO, the CCO, the Chief Data Privacy Officer
and other senior management members, and is
coordinated by our CISO who has been in the business for
the past seven years, with 20 years’ experience in
cybersecurity and information security management. In
addition, our CIO chairs the Information Security
Committee, helping to steer it in implementing effective
processes in response to information security threats and
risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity processes for managing and assessing
cybersecurity risks, as described above, are managed and
overseen by our Information Security Committee, which
comprises the CIO, the CCO, the Chief Data Privacy Officer
and other senior management members, and is
coordinated by our CISO who has been in the business for
the past seven years, with 20 years’ experience in
cybersecurity and information security management. In
addition, our CIO chairs the Information Security
Committee, helping to steer it in implementing effective
processes in response to information security threats and
risks. Our Information Security Committee meets at least
monthly to oversee, discuss and manage cybersecurity
including topics such as but not limited to data privacy and
Business Continuity and Resilience based on internal and
external sources of information. Through these processes
and ongoing communications, the Board via the Audit
Committee is informed about and monitors the prevention,
detection, mitigation and remediation of cybersecurity
threats and incidents in real time.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Information Security Committee meets at least
monthly to oversee, discuss and manage cybersecurity
including topics such as but not limited to data privacy and
Business Continuity and Resilience based on internal and
external sources of information. Through these processes
and ongoing communications, the Board via the Audit
Committee is informed about and monitors the prevention,
detection, mitigation and remediation of cybersecurity
threats and incidents in real time.
As part of its general risk oversight function, the Audit
Committee oversees CCEP’s management of cybersecurity
risk on behalf of the Board. The Committee receives regular
updates from management on cybersecurity risks and our
efforts to manage those risks, including reports on a
biannual basis and more frequently as deemed appropriate
by our CIO and regular receipt of feedback on the
effectiveness of implementing cybersecurity awareness
within Company culture as a whole, such as the results of
implementing employee training and phishing simulations.
Information regarding cyber risks and cyber risk
management is reported to the Audit Committee, and
subsequently communicated to the whole Board during the
summary of Committee reports. One member of the Board
who sits on the Audit Committee has specific responsibility
for cybersecurity. In 2025, the Audit Committee was
presented with detailed information on cybersecurity
and internal controls, including improvements made in
researching the emerging cyber risk landscape.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true